December 5, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-0506                              VIA EDGAR

Re:	First American Funds, Inc. (the “Registrant”) File Nos. 2-74747 and 811-3313

To Whom It May Concern:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Registrant certifies that:

(1)	the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement (Post-Effective Amendment No. 47, filed on December 1, 2003); and

(2)	the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/   Richard J. Ertel

Richard J. Ertel
Assistant Secretary